CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 15	€ 589	€ 603
Property, plant and equipment	18,960	20,862	25,632
Right of use	6,869	8,228	10,009
Other non-current assets	876	1,091	718
Total non-current assets	26,720	30,770	36,962
Current assets
Inventories	0	0	358
Trade and other receivables	12	4	36
Other current assets	6,337	5,182	8,016
Cash and cash equivalents	33,699	44,446	73,173
Total current assets	40,048	49,632	81,583
TOTAL ASSETS	66,768	80,402	118,545
Shareholders’ equity
Share capital	3,102	2,006	1,794
Premiums related to share capital	97,618	120,705	281,688
Reserves	(25,293)	(24,616)	(136,607)
Translation reserve	1,215	1,744	1,344
Net loss for the period	(53,797)	(73,300)	(62,659)
Total shareholders’ equity	22,845	26,539	85,560
Non-current liabilities
Provisions - non-current portion	524	652	506
Financial liabilities – non-current portion	15,232	14,379	1,321
Derivative liabilities - non current portion	0	288	0
Lease liabilities - non-current portion	8,162	9,197	11,278
Deferred tax	0	0	0
Total Non-current liabilities	23,918	24,516	13,105
Current liabilities
Provisions - current portion	0	0	71
Financial liabilities – current portion	164	2,265	99
Derivative liabilities - current portion	0	129	0
Lease liabilities - current portion	1,817	1,607	1,425
Trade and other payables	14,154	20,910	13,775
Other current liabilities	3,870	4,436	4,510
Total current liabilities	20,005	29,347	19,880
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 66,768	€ 80,402	€ 118,545